UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2025

Item 1:	Report(s) to Shareholders.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-14-A

03/25

Class C

LADCX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.68%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-662-C

03/25

Class F

LADFX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.78%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-1005-F

03/25

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.59%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-8967-F3

03/25

Class I

LADYX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.68%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-690-I

03/25

Class P

LADPX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.13%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-695-P

03/25

Class R2

LADQX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$67	1.28%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-1044-R2

03/25

Class R3

LADRX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	1.18%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-2049-R3

03/25

Class R4

LADSX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$49	0.93%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-8702-R4

03/25

Class R5

LADTX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.68%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-8734-R5

03/25

Class R6

LADVX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2024 to January 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.59%

Key Fund Statistics

 (as of January 31, 2025)

Total Net Assets	$2,380,030,279
# of Portfolio Holdings	92
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$6,372,471

What did the Fund invest in?

(as of January 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.01%
Consumer Discretionary	18.94%
Consumer Staples	5.92%
Financials	5.15%
Health Care	26.15%
Industrials	13.96%
Information Technology	25.05%
Repurchase Agreements	2.73%
Money Market FundsFootnote Reference(a)	0.08%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-SA-8766-R6

03/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

24	Changes in and Disagreements with Accountants (Item 8)

24	Proxy Disclosures (Item 9)

24	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

January 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.57%

COMMON STOCKS 96.57%

Aerospace & Defense 5.05%
Kratos Defense & Security Solutions, Inc.*	728,137	$24,297,932
Loar Holdings, Inc.*(a)	577,458	45,896,362
Moog, Inc. Class A	155,052	28,166,746
Rocket Lab USA, Inc.*	754,332	21,913,344
Total		120,274,384

Automobile Components 0.79%
Modine Manufacturing Co.*	185,463	18,815,221

Beverages 1.04%
Primo Brands Corp.(a)	767,788	24,853,298

Biotechnology 15.07%
ADMA Biologics, Inc.*	1,416,247	22,872,389
Akero Therapeutics, Inc.*	600,337	32,466,225
Arcellx, Inc.*	435,679	29,682,810
Blueprint Medicines Corp.*	241,277	27,150,901
Bridgebio Pharma, Inc.*	647,870	22,163,633
Insmed, Inc.*	452,704	34,668,072
Janux Therapeutics, Inc.*	403,065	17,525,266
Krystal Biotech, Inc.*	84,585	13,511,608
Madrigal Pharmaceuticals, Inc.*	37,455	12,539,934
Mirum Pharmaceuticals, Inc.*	310,565	15,180,417
Natera, Inc.*	192,048	33,977,132
Nuvalent, Inc. Class A*	225,952	19,388,941
Revolution Medicines, Inc.*	467,270	20,069,246
Scholar Rock Holding Corp.*	279,836	11,299,778
SpringWorks Therapeutics, Inc.*	383,349	14,375,588
Vaxcyte, Inc.*	188,594	16,656,622
Vera Therapeutics, Inc.*	405,049	15,100,227
Total		358,628,789
Investments	Shares	Fair Value
Broadline Retail 3.42%
Global-e Online Ltd. (Israel)*(b)	683,842	$40,955,297
Ollie’s Bargain Outlet Holdings, Inc.*	361,592	40,321,124
Total		81,276,421

Building Products 0.52%
AAON, Inc.	105,235	12,247,249

Capital Markets 4.48%
Evercore, Inc. Class A	128,580	37,451,496
Hamilton Lane, Inc. Class A	121,865	19,398,471
Piper Sandler Cos.	157,206	49,856,311
Total		106,706,278

Commercial Services & Supplies 1.04%
ACV Auctions, Inc. Class A*	1,170,579	24,769,452

Construction & Engineering 4.06%
Comfort Systems USA, Inc.	42,393	18,515,143
Construction Partners, Inc. Class A*	266,275	21,408,510
IES Holdings, Inc.*	55,198	12,214,213
MasTec, Inc.*	171,309	24,855,223
Primoris Services Corp.	196,100	15,054,597
Sterling Infrastructure, Inc.*	32,484	4,626,371
Total		96,674,057

Consumer Staples Distribution & Retail 2.12%
Maplebear, Inc.*	514,181	24,824,659
Sprouts Farmers Market, Inc.*	161,752	25,611,811
Total		50,436,470

Diversified Consumer Services 4.19%
Duolingo, Inc.*	70,395	25,623,076
Stride, Inc.*	321,741	43,402,861
Universal Technical Institute, Inc.*	1,120,285	30,729,418
Total		99,755,355

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Shares	Fair Value
Electrical Equipment 0.50%
Powell Industries, Inc.	49,364	$11,836,500

Electronic Equipment, Instruments & Components 0.79%
Mirion Technologies, Inc.*	1,181,471	18,714,501

Financial Services 0.63%
Remitly Global, Inc.*	639,627	15,031,235

Food Products 2.72%
Freshpet, Inc.*	258,102	41,283,415
Vital Farms, Inc.*	536,311	23,530,645
Total		64,814,060

Health Care Equipment & Supplies 3.43%
Glaukos Corp.*	390,885	61,150,049
PROCEPT BioRobotics Corp.*	281,387	20,400,558
Total		81,550,607

Health Care Providers & Services 2.19%
GeneDx Holdings Corp.*	314,440	23,535,834
Guardant Health, Inc.*	609,308	28,625,290
Total		52,161,124

Health Care Technology 2.95%
Doximity, Inc. Class A*	499,452	29,517,613
Waystar Holding Corp.*	1,011,233	40,641,454
Total		70,159,067

Hotels, Restaurants & Leisure 9.16%
Cava Group, Inc.*	393,934	53,200,787
Dutch Bros, Inc. Class A*	374,209	23,395,546
Life Time Group Holdings, Inc.*	1,223,027	35,455,553
MakeMyTrip Ltd. (India)*(b)	314,301	34,343,670
Planet Fitness, Inc. Class A*	165,213	17,869,438
Shake Shack, Inc. Class A*	144,122	17,025,132
Sweetgreen, Inc. Class A*	1,118,676	36,826,814
Total		218,116,940
Investments	Shares	Fair Value
Information Technology Services 2.02%
Wix.com Ltd. (Israel)*(b)	201,459	$48,126,541

Interactive Media & Services 2.00%
Reddit, Inc. Class A*	238,167	47,526,225

Machinery 2.21%
Crane Co.	198,524	33,812,608
SPX Technologies, Inc.*	125,890	18,697,183
Total		52,509,791

Pharmaceuticals 2.35%
Tarsus Pharmaceuticals, Inc.*	569,168	30,598,472
Verona Pharma PLC ADR*	442,017	25,327,574
Total		55,926,046

Semiconductors & Semiconductor Equipment 4.38%
Astera Labs, Inc.*	260,342	26,403,886
Credo Technology Group Holding Ltd.*	505,678	35,407,574
Impinj, Inc.*	91,468	11,606,374
MACOM Technology Solutions Holdings, Inc.*	142,375	18,829,094
Nova Ltd. (Israel)*(b)	49,179	12,057,707
Total		104,304,635

Software 17.70%
Agilysys, Inc.*	218,384	19,702,605
Bill Holdings, Inc.*	136,225	13,182,493
Clear Secure, Inc. Class A	771,380	18,258,565
Clearwater Analytics Holdings, Inc. Class A*	618,270	17,410,483
CyberArk Software Ltd. (Israel)*(b)	165,495	61,395,335
Descartes Systems Group, Inc. (Canada)*(b)	247,234	28,637,114
Gitlab, Inc. Class A*	404,195	29,409,228
Guidewire Software, Inc.*	217,784	46,011,226
Intapp, Inc.*	438,036	31,227,586
Klaviyo, Inc. Class A*	706,447	32,503,626

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2025

Investments	Shares	Fair Value
Software (continued)
Monday.com Ltd. (Israel)*(b)	52,689	$13,459,932
Q2 Holdings, Inc.*	415,415	39,535,046
ServiceTitan, Inc. Class A*	38,939	4,001,761
Vertex, Inc. Class A*	771,355	44,545,751
Weave Communications, Inc.*	213,771	3,488,743
Zeta Global Holdings Corp. Class A*	1,004,598	18,434,373
Total		421,203,867
Specialty Retail 0.48%
RH*	27,449	11,504,150

Textiles, Apparel & Luxury Goods 0.78%
Skechers USA, Inc. Class A*	245,107	18,466,361

Trading Companies & Distributors 0.50%
Herc Holdings, Inc.	58,657	11,963,682
Total Common Stocks (cost $1,702,713,271)		2,298,352,306

	Principal Amount

SHORT-TERM INVESTMENTS 2.80%

Repurchase Agreements 2.71%
Repurchase Agreement dated 1/31/2025, 2.050% due 2/3/2025 with Fixed Income Clearing Corp. collateralized by $65,595,000 of U.S. Treasury Note at 4.250% due 12/31/2026; value: $65,874,771; proceeds: $64,594,061 (cost $64,583,028)	$64,583,028	64,583,028

Time Deposits 0.01%
CitiBank N.A.(c) (cost $204,728)	204,728	204,728
Investments	Shares	Fair Value
Money Market Funds 0.08%
Fidelity Government Portfolio(c) (cost $1,842,554)	1,842,554	$1,842,554
Total Short-Term Investments (cost $66,630,310)		66,630,310
Total Investments in Securities 99.37% (cost $1,769,343,581)		2,364,982,616
Other Assets and Liabilities – Net 0.63%		15,047,663
Net Assets 100.00%		$2,380,030,279

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,298,352,306	$–	$–	$2,298,352,306
Short-Term Investments
Repurchase Agreements	–	64,583,028	–	64,583,028
Time Deposits	–	204,728	–	204,728
Money Market Funds	1,842,554	–	–	1,842,554
Total	$2,300,194,860	$64,787,756	$–	$2,364,982,616

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2025

ASSETS:
Investments in securities, at fair value including $1,949,579 of securities loaned (cost $1,769,343,581)	$2,364,982,616
Receivables:
Investment securities sold	39,131,500
Capital shares sold	1,166,972
Interest	3,678
Prepaid expenses and other assets	59,277
Total assets	2,405,344,043
LIABILITIES:
Payables:
Investment securities purchased	17,229,280
Capital shares reacquired	3,536,615
Collateral due to broker for securities lending	2,047,282
Management fee	1,038,611
Directors’ fees	375,402
12b-1 distribution plan	317,476
Fund administration	81,390
Accrued expenses	687,708
Total liabilities	25,313,764
Commitments and contingent liabilities	–
NET ASSETS	$2,380,030,279
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,188,112,528
Total distributable earnings (loss)	191,917,751
Net Assets	$2,380,030,279

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2025

Net assets by class:
Class A Shares	$622,872,305
Class C Shares	$19,803,713
Class F Shares	$19,254,660
Class F3 Shares	$322,758,708
Class I Shares	$729,120,274
Class P Shares	$10,204,281
Class R2 Shares	$1,903,429
Class R3 Shares	$44,368,314
Class R4 Shares	$9,270,152
Class R5 Shares	$13,878,749
Class R6 Shares	$586,595,694
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	27,285,132
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,944,209
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	777,222
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	10,560,543
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	24,192,254
Class P Shares (30 million shares of common stock authorized, $.001 par value)	484,297
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	94,197
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	2,103,507
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	406,174
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	460,525
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	19,194,422
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.83
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$24.22
Class C Shares-Net asset value	$10.19
Class F Shares-Net asset value	$24.77
Class F3 Shares-Net asset value	$30.56
Class I Shares-Net asset value	$30.14
Class P Shares-Net asset value	$21.07
Class R2 Shares-Net asset value	$20.21
Class R3 Shares-Net asset value	$21.09
Class R4 Shares-Net asset value	$22.82
Class R5 Shares-Net asset value	$30.14
Class R6 Shares-Net asset value	$30.56

6	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2025

Investment income:
Dividends (net of foreign withholding taxes of $108,344)	$2,180,507
Securities lending net income	88,359
Interest and other	529,576
Total investment income	2,798,442
Expenses:
Management fee	6,372,471
12b-1 distribution plan-Class A	798,615
12b-1 distribution plan-Class C	102,254
12b-1 distribution plan-Class F	10,123
12b-1 distribution plan-Class P	30,108
12b-1 distribution plan-Class R2	5,603
12b-1 distribution plan-Class R3	118,918
12b-1 distribution plan-Class R4	11,831
Shareholder servicing	751,945
Fund administration	499,716
Reports to shareholders	116,794
Registration	94,919
Directors’ fees	74,778
Professional	42,950
Custody	16,917
Other	75,447
Gross expenses	9,123,389
Fees waived and expenses reimbursed (See Note 3)	(16,917)
Net expenses	9,106,472
Net investment loss	(6,308,030)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	254,635,278
Net change in unrealized appreciation/depreciation on investments	(19,583,456)
Net realized and unrealized gain (loss)	235,051,822
Net Increase in Net Assets Resulting From Operations	$228,743,792

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2025 (unaudited)	For the Year Ended July 31, 2024
Operations:
Net investment loss	$(6,308,030)	$(11,121,946)
Net realized gain (loss)	254,635,278	168,683,000
Net change in unrealized appreciation/depreciation	(19,583,456)	32,024,106
Net increase in net assets resulting from operations	228,743,792	189,585,160
Distributions to Shareholders
Class A	(161,111)	–
Class F	(25,929)	–
Class F3	(649,231)	–
Class I	(1,569,993)	–
Class R5	(29,870)	–
Class R6	(1,279,741)	–
Total distribution to shareholders	(3,715,875)	–
Capital share transactions (See Note 12):
Net proceeds from sales of shares	217,831,983	430,925,507
Reinvestment of distributions	3,600,641	–
Cost of shares reacquired	(506,469,914)	(908,899,914)
Net decrease in net assets resulting from capital share transactions	(285,037,290)	(477,974,407)
Net decrease in net assets	(60,009,373)	(288,389,247)
NET ASSETS:
Beginning of period	$2,440,039,652	$2,728,428,899
End of period	$2,380,030,279	$2,440,039,652

8	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2025(c)	$20.91	$(0.08)	$2.01	$1.93	$(0.01)	$–	$(0.01)
7/31/2024	19.20	(0.12)	1.83	1.71	–	–	–
7/31/2023	18.50	(0.12)	0.82	0.70	–	–	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	–	(3.34)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	–	(2.95)	–
7/31/2020	26.30	(0.16)	2.81	2.65	–	(4.49)	–
Class C
1/31/2025(c)	9.36	(0.07)	0.90	0.83	–	–	–
7/31/2024	8.66	(0.12)	0.82	0.70	–	–	–
7/31/2023	8.41	(0.11)	0.36	0.25	–	–	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	–	(3.34)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	–	(2.95)	–
7/31/2020	17.24	(0.19)	1.33	1.14	–	(4.49)	–
Class F
1/31/2025(c)	22.69	(0.07)	2.18	2.11	(0.03)	–	(0.03)
7/31/2024	20.81	(0.10)	1.98	1.88	–	–	–
7/31/2023	20.03	(0.10)	0.88	0.78	–	–	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	–	(3.34)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	–	(2.95)	–
7/31/2020	27.61	(0.14)	3.03	2.89	–	(4.49)	–
Class F3
1/31/2025(c)	27.99	(0.06)	2.69	2.63	(0.06)	–	(0.06)
7/31/2024	25.61	(0.08)	2.46	2.38	–	–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–	–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–	(3.34)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	–	(2.95)	–
7/31/2020	31.66	(0.13)	3.70	3.57	–	(4.49)	–
Class I
1/31/2025(c)	27.61	(0.07)	2.66	2.59	(0.06)	–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–	–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–	–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–	(3.34)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	–	(2.95)	–
7/31/2020	31.48	(0.13)	3.64	3.51	–	(4.49)	–
Class P
1/31/2025(c)	19.31	(0.09)	1.85	1.76	–	–	–
7/31/2024	17.77	(0.15)	1.69	1.54	–	–	–
7/31/2023	17.16	(0.14)	0.75	0.61	–	–	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	–	(3.34)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	–	(2.95)	–
7/31/2020	25.18	(0.19)	2.61	2.42	–	(4.49)	–

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.83	9.21	(d)	0.93	(e)	0.93	(e)	(0.70	)(e)	$622,872	53	(d)
20.91	8.91		0.94		0.94		(0.67)		613,648	122
19.20	3.78		0.92		0.92		(0.65)		675,765	128
18.50	(33.80)		0.94		0.94		(0.67)		703,073	116
31.36	42.08		0.93		0.93		(0.77)		1,297,753	102
24.46	15.24		0.93		0.93		(0.76)		765,172	122

10.19	8.87	(d)	1.68	(e)	1.68	(e)	(1.45	)(e)	19,804	53	(d)
9.36	8.08		1.69		1.69		(1.42)		19,943	122
8.66	2.97		1.68		1.68		(1.40)		23,486	128
8.41	(34.30)		1.69		1.69		(1.42)		27,447	116
16.21	41.07		1.68		1.68		(1.54)		57,889	102
13.89	14.30		1.68		1.68		(1.51)		16,876	122

24.77	9.30	(d)	0.78	(e)	0.78	(e)	(0.55	)(e)	19,255	53	(d)
22.69	9.03		0.79		0.79		(0.52)		20,464	122
20.81	3.89		0.78		0.78		(0.50)		43,337	128
20.03	(33.69)		0.79		0.79		(0.52)		177,913	116
33.61	42.37		0.78		0.78		(0.63)		899,774	102
26.01	15.37		0.78		0.78		(0.62)		348,248	122

30.56	9.39	(d)	0.59	(e)	0.59	(e)	(0.37	)(e)	322,759	53	(d)
27.99	9.29		0.59		0.59		(0.31)		317,327	122
25.61	4.11		0.59		0.59		(0.31)		348,733	128
24.60	(33.57)		0.59		0.59		(0.31)		345,576	116
40.43	42.62		0.59		0.59		(0.44)		638,777	102
30.74	15.61		0.59		0.59		(0.46)		130,387	122

30.14	9.37	(d)	0.68	(e)	0.68	(e)	(0.45	)(e)	729,120	53	(d)
27.61	9.17		0.69		0.69		(0.42)		710,137	122
25.29	3.99		0.67		0.67		(0.40)		751,271	128
24.32	(33.62)		0.69		0.69		(0.41)		688,585	116
40.04	42.45		0.68		0.68		(0.52)		953,104	102
30.50	15.50		0.69		0.69		(0.51)		593,675	122

21.07	9.11	(d)	1.13	(e)	1.13	(e)	(0.90	)(e)	10,204	53	(d)
19.31	8.67		1.14		1.14		(0.87)		12,958	122
17.77	3.55		1.13		1.13		(0.85)		12,953	128
17.16	(33.94)		1.14		1.14		(0.87)		14,047	116
29.38	41.83		1.13		1.13		(0.96)		26,086	102
23.11	14.97		1.14		1.14		(0.96)		20,793	122

See Notes to Financial Statements.	11

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
1/31/2025(c)	$18.53	$(0.11)	$1.79	$1.68	$–	$–	$–
7/31/2024	17.08	(0.17)	1.62	1.45	–	–	–
7/31/2023	16.52	(0.16)	0.72	0.56	–	–	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	–	(3.34)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	–	(2.95)	–
7/31/2020	24.67	(0.22)	2.52	2.30	–	(4.49)	–
Class R3
1/31/2025(c)	19.34	(0.10)	1.85	1.75	–	–	–
7/31/2024	17.80	(0.16)	1.70	1.54	–	–	–
7/31/2023	17.20	(0.15)	0.75	0.60	–	–	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	–	(3.34)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	–	(2.95)	–
7/31/2020	25.24	(0.20)	2.62	2.42	–	(4.49)	–
Class R4
1/31/2025(c)	20.90	(0.08)	2.00	1.92	–	–	–
7/31/2024	19.19	(0.12)	1.83	1.71	–	–	–
7/31/2023	18.49	(0.12)	0.82	0.70	–	–	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	–	(3.34)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	–	(2.95)	–
7/31/2020	26.29	(0.16)	2.81	2.65	–	(4.49)	–
Class R5
1/31/2025(c)	27.61	(0.07)	2.66	2.59	(0.06)	–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–	–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–	–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–	(3.34)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	–	(2.95)	–
7/31/2020	31.47	(0.14)	3.66	3.52	–	(4.49)	–
Class R6
1/31/2025(c)	27.98	(0.05)	2.69	2.64	(0.06)	–	(0.06)
7/31/2024	25.61	(0.08)	2.45	2.37	–	–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–	–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–	(3.34)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	–	(2.95)	–
7/31/2020	31.66	(0.11)	3.68	3.57	–	(4.49)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.21	9.07	(d)	1.28	(e)	1.28	(e)	(1.06	)(e)	$1,903	53	(d)
18.53	8.49		1.29		1.29		(1.02)		1,722	122
17.08	3.39		1.27		1.27		(1.00)		1,717	128
16.52	(34.04)		1.29		1.29		(1.02)		1,807	116
28.45	41.66		1.27		1.27		(1.10)		2,873	102
22.48	14.76		1.29		1.29		(1.11)		2,812	122

21.09	9.05	(d)	1.18	(e)	1.18	(e)	(0.95	)(e)	44,368	53	(d)
19.34	8.65		1.19		1.19		(0.92)		50,443	122
17.80	3.49		1.18		1.18		(0.90)		56,228	128
17.20	(33.96)		1.19		1.19		(0.92)		60,295	116
29.46	41.76		1.18		1.18		(1.01)		112,015	102
23.17	14.93		1.19		1.19		(1.01)		88,636	122

22.82	9.19	(d)	0.93	(e)	0.93	(e)	(0.71	)(e)	9,270	53	(d)
20.90	8.91		0.94		0.94		(0.67)		9,113	122
19.19	3.79		0.92		0.92		(0.65)		10,498	128
18.49	(33.82)		0.94		0.94		(0.67)		10,775	116
31.34	42.16		0.93		0.93		(0.77)		16,458	102
24.45	15.21		0.93		0.93		(0.76)		8,255	122

30.14	9.37	(d)	0.68	(e)	0.68	(e)	(0.46	)(e)	13,879	53	(d)
27.61	9.17		0.69		0.69		(0.42)		14,685	122
25.29	3.99		0.67		0.67		(0.39)		23,029	128
24.32	(33.62)		0.69		0.69		(0.42)		15,436	116
40.04	42.50		0.69		0.69		(0.55)		28,200	102
30.50	15.50		0.68		0.68		(0.52)		6,613	122

30.56	9.42	(d)	0.59	(e)	0.59	(e)	(0.36	)(e)	586,596	53	(d)
27.98	9.30		0.59		0.59		(0.31)		669,600	122
25.61	4.07		0.59		0.59		(0.31)		781,411	128
24.60	(33.57)		0.59		0.59		(0.31)		771,093	116
40.43	42.62		0.59		0.59		(0.43)		954,132	102
30.74	15.61		0.60		0.60		(0.43)		566,885	122

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio

Notes to Financial Statements (unaudited)(continued)

managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2021 through July 31, 2024. The statute of limitation on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses-Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is

Notes to Financial Statements (unaudited)(continued)

determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

During the six months ended January 31, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $16,917 of fund administration fees during the six months ended January 31, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Notes to Financial Statements (unaudited)(continued)

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended January 31, 2025:

Distributor Commissions	Dealers’ Concessions
$16,235	$106,762

The Distributor received CDSCs of $3,381 and $856 for Class A and Class C shares, respectively, for the six months ended January 31, 2025.

Other Related Parties

As of January 31, 2025 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.72%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income		Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$–	$3,715,875		$–	$–	$3,715,875

The tax character of distributions paid during the period ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income		Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$–	$–		$–	$–	$–

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses		Net Capital Losses
Developing Growth Fund	$(626,740,052)		$–	$(626,740,052)

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of PFIC mark-to-market and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Developing Growth Fund	$1,791,075,687	$603,853,348	$(29,946,419)	$573,906,929

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended January 31, 2025 were as follows:

Purchases	Sales
$1,282,582,705	$1,634,461,180

There were no purchases or sales of U.S. Government securities during the six months ended January 31, 2025.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. During the six months ended January 31, 2025, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended January 31, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$1,949,579	$2,047,282

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (unaudited)(continued)

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depository Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective. Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	712,472	$15,997,254	2,507,356	$46,697,733
Reinvestment of distributions	5,988	145,090	–	–
Shares reacquired	(2,787,258)	(62,727,721)	(8,355,871)	(154,060,424)
Decrease	(2,068,798)	$(46,585,377)	(5,848,515)	$(107,362,691)

Class C Shares
Shares sold	92,625	$934,295	274,682	$2,349,193
Shares reacquired	(278,794)	(2,782,632)	(856,048)	(6,992,568)
Decrease	(186,169)	$(1,848,337)	(581,366)	$(4,643,375)

Class F Shares
Shares sold	30,184	$754,513	119,075	$2,303,456
Reinvestment of distributions	928	24,378	–	–
Shares reacquired	(155,709)	(3,770,006)	(1,300,155)	(25,121,355)
Decrease	(124,597)	$(2,991,115)	(1,181,080)	$(22,817,899)

Class F3 Shares
Shares sold	1,094,657	$32,921,739	3,147,804	$76,854,161
Reinvestment of distributions	20,028	649,106	–	–
Shares reacquired	(1,893,073)	(56,685,351)	(5,427,412)	(133,232,526)
Decrease	(778,388)	$(23,114,506)	(2,279,608)	$(56,378,365)

Class I Shares
Shares sold	4,109,862	$121,690,108	6,997,450	$171,877,120
Reinvestment of distributions	47,704	1,525,095	–	–
Shares reacquired	(5,685,174)	(172,923,280)	(10,982,902)	(267,610,659)
Decrease	(1,527,608)	$(49,708,077)	(3,985,452)	$(95,733,539)

Class P Shares
Shares sold	10,671	$222,972	36,353	$652,183
Shares reacquired	(197,428)	(4,189,008)	(94,345)	(1,621,791)
Decrease	(186,757)	$(3,966,036)	(57,992)	$(969,608)

Class R2 Shares
Shares sold	1,809	$35,633	5,873	$96,781
Shares reacquired	(516)	(10,171)	(13,514)	(195,954)
Increase (decrease)	1,293	$25,462	(7,641)	$(99,173)

Class R3 Shares
Shares sold	147,332	$3,021,337	417,501	$7,111,760
Shares reacquired	(652,583)	(13,332,061)	(967,584)	(17,082,295)
Decrease	(505,251)	$(10,310,724)	(550,083)	$(9,970,535)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended January 31, 2025 (unaudited)		Year Ended July 31, 2024
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	25,538	$552,311	174,660	$3,139,541
Shares reacquired	(55,510)	(1,227,594)	(285,659)	(5,602,900)
Decrease	(29,972)	$(675,283)	(110,999)	$(2,463,359)

Class R5 Shares
Shares sold	50,488	$1,489,671	105,066	$2,562,358
Reinvestment of distributions	927	29,643	–	–
Shares reacquired	(122,777)	(3,682,035)	(483,735)	(12,349,851)
Decrease	(71,362)	$(2,162,721)	(378,669)	$(9,787,493)

Class R6 Shares
Shares sold	1,344,856	$40,212,150	4,689,572	$117,281,221
Reinvestment of distributions	37,869	1,227,329	–	–
Shares reacquired	(6,116,694)	(185,140,055)	(11,278,800)	(285,029,591)
Decrease	(4,733,969)	$(143,700,576)	(6,589,228)	$(167,748,370)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 28, 2025

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 28, 2025